Trade and other receivables - Summary of Movements in Group's Allowance for Expected Credit Losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Receivables [Line Items]
Beginning balance	€ 7
Ending balance	5	€ 7
Trade Receivables
Disclosure Of Trade And Other Receivables [Line Items]
Beginning balance	7	6
Provision for expected credit losses	4	8
Reversal of unutilized provisions	(1)	(2)
Receivables written off	(5)	(5)
Ending balance	€ 5	€ 7